CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Regulated Operations [Abstract]
Summary of Company's Capital Structure	As at December 31, 2024 and 2023, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2024	2023
Short-term notes payable	200	279
Long-term debt payable within one year	1,150	700
Less: cash and cash equivalents	(690)	—
	660	979

Long-term debt	15,905	14,286
Common shares	2,957	2,957
Retained earnings	9,454	9,033
Total capital	28,976	27,255